share-based compensation - TELUS International (Cda) Inc. share options (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2022 Options $ / shares	Mar. 31, 2022 Options $ / shares	Jun. 30, 2022 Options $ / shares
Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Number of share options outstanding, beginning of period | Options	3,028,634	3,180,767	3,180,767
Weighted average share price of options outstanding, beginning of period	$ 10.94	$ 10.74	$ 10.74
Number of share options exercised | Options	(293,860)		(293,860)
Number of share options forfeited | Options	(5,203)		(157,336)
Weighted average share price of options exercised	$ 8.46		$ 8.46
Weighted average share price of options forfeited	$ 8.46		$ 6.80
Number of share options outstanding, end of period | Options	2,729,571	3,028,634	2,729,571
Weighted average share price of options outstanding, end of period	$ 11.21	$ 10.94	$ 11.21
Weighted average price at the date of exercise			$ 23.75
TELUS International (Cda) Inc. subordinated voting share options - priced between US$4.87 and US$8.95 share-based compensation
Number of share options outstanding, end of period | Options	2,233,471		2,233,471
Weighted average remaining contractual life (years)			4 years 8 months 12 days
TELUS International (Cda) Inc. subordinated voting share options - priced at US$25.00 share-based compensation
Weighted average price	$ 25.00		$ 25.00
Weighted average remaining contractual life (years)			8 years 8 months 12 days
Minimum | TELUS International (Cda) Inc. share options
share-based compensation
Variable payout (as a percent)	0.00%		0.00%
Minimum | TELUS International (Cda) Inc. subordinated voting share options - priced between US$4.87 and US$8.95 share-based compensation
Option price	$ 4.87		$ 4.87
Maximum | TELUS International (Cda) Inc. share options
share-based compensation
Exercise period			10 years
Variable payout (as a percent)	100.00%		100.00%
Maximum | TELUS International (Cda) Inc. subordinated voting share options - priced between US$4.87 and US$8.95 share-based compensation
Option price	$ 8.95		$ 8.95